Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Current Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities

	December 31,
	2020	2021
	RMB	RMB

Revenue sharing fees	990,867	1,051,354
Salaries and welfare	263,310	231,465
Marketing and promotion expenses	152,010	175,357
Bandwidth costs	86,967	136,444
Other taxes payable	43,158	59,054
License fees	40,749	52,624
Deposits from content providers, suppliers and advertising customers	50,909	41,941
Others	79,319	97,213

Total	1,707,289	1,845,452